RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Trade Receivables (Details) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Trade receivables, allowances for credit losses at beginning of period	$ (18,001)
Additional provisions in the period	(7,053)
Balance sheet write-offs	1,004
Recoveries of amounts previously reserved	3,355
Balance sheet reclassifications	(2,061)
Foreign exchange impact	258
Trade receivables, allowances for credit losses at end of period	$ (22,498)